Other Assets - Schedule of Other Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Assets [Abstract]
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	¥ 19,689		¥ 9,587
Rental deposits refundable within one year	4,093		2,009
Receivables from payment- processing- service providers	3,890		5,255
Prepaid advertising fees	3,854		4,551
Prepaid insurance fees	3,111		5,099
Gift goods to be used in promotion and incentive programs	2,320		9,346
Prepayments of service fees	1,961		3,060
Prepayment of software license fee	1,195		2,500
Loan receivables from shareholders	1,000
Payment for digital contents	435		6,621
Loans and advance to employees	425		2,899
Prepaid rental fee	126		72
Value-added tax receivable	49		3,797
Printing course materials	0		1,906
Others	583		1,570
Total prepayment and other current assets	42,731	$ 6,705	58,272
Long-term rental deposits	12		4,643
Prepayment for courses copyright			1,223
Total non-current assets	¥ 12	$ 2	¥ 5,866